UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

    Eric Todd Briddell    Plymouth Meeting, PA    July 31, 2000
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$206,891


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     3867   169500 SH       SOLE                   169500
Apartment Investment and Manag                  03748R101    11544   265000 SH       SOLE                   265000
Archstone Communities Trust                     039581103    13065   620285 SH       SOLE                   620285
Arden Realty Group, Inc.                        039793104     1405    59800 SH       SOLE                    59800
Avalon Bay Communities                          053484101     8898   213131 SH       SOLE                   213131
BRE Properties, Inc.                            05564E106     9091   314840 SH       SOLE                   314840
Boston Properties                               101121101     9424   244000 SH       SOLE                   244000
Brandywine Realty Trust                         105368203     4058   212200 SH       SOLE                   212200
CarrAmerica Realty Corp.                        144418100     8212   309900 SH       SOLE                   309900
Charles E. Smith Residential R                  832197107    10294   270900 SH       SOLE                   270900
Equity Office Properties Trust                  294741103     9174   329287 SH       SOLE                   329287
Equity Residential Properties                   29476L107     7089   154100 SH       SOLE                   154100
Essex Property Trust, Inc.                      297178105     6388   152100 SH       SOLE                   152100
Golf Trust of America, Inc.                     38168B103     1837   115700 SH       SOLE                   115700
Home Properties of New York, I                  437306103    15381   512700 SH       SOLE                   512700
JDN Realty Corporation                          465917102     4104   400400 SH       SOLE                   400400
Kilroy Realty Corporation                       49427F108      267    10300 SH       SOLE                    10300
Kimco Realty Corp.                              49446R109     9286   226500 SH       SOLE                   226500
Liberty Property Trust                          531172104     8676   334500 SH       SOLE                   334500
Mack Cali Realty Corporation                    554489104     5148   200400 SH       SOLE                   200400
Marriott International                          571903202     3235    89700 SH       SOLE                    89700
Prentiss Properties, Inc.                       740706106     6338   264100 SH       SOLE                   264100
Prime Group Realty Trust                        74158J103     3534   232700 SH       SOLE                   232700
Prologis Trust                                  743410102     7772   363600 SH       SOLE                   363600
Public Storage, Inc.                            74460D109     5278   225200 SH       SOLE                   225200
Reckson Associates                              75621K106     9509   400400 SH       SOLE                   400400
Regency Realty Corp.                            758939102     6840   288000 SH       SOLE                   288000
Simon Property Group, Inc.                      828806109     5873   264700 SH       SOLE                   264700
Spieker Properties, Inc.                        848497103     2010    43700 SH       SOLE                    43700
Starwood Financial, Inc.                        85569R104     2146   102500 SH       SOLE                   102500
Starwood Hotels & Resorts Worl                  85590A203     5773   177300 SH       SOLE                   177300
Taubman Centers Inc.                            876664103      594    54000 SH       SOLE                    54000
Wyndham International- Class A                  983101106      778   311300 SH       SOLE                   311300